Financial risk management and fair value estimates (Details Narrative) $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2018 ARS ($)	Jun. 30, 2017 ARS ($)	Jun. 30, 2016 ARS ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ARS ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 ARS ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Net additional loss before income tax	$ 8,692.0	$ 3,893.0	$ 15,586.0
(Loss) / Profit for the year	21,295.0	5,220.0	10,078.0
Interest Rate Risk [Member] | ARGENTINA | Floating Interest Rate [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage change in interest rates				1.00%	1.00%
Interest Rate Risk [Member] | Derivatives [Member] | ARGENTINA
Disclosure of risk management strategy related to hedge accounting [line items]
Financial investment							$ 300.0
Currency Risk [Member] | Fixed Interest Rate [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of long term borrowing				0.955	0.955	0.955	0.955
Other Price Risk [Member] | Derivatives [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial investment					$ 391.0		$ 300.0
Operations Center in Argentina [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
(Loss) / Profit for the year	22,907.0	6,470.0	20,204.0
Operations Center in Argentina [Member] | Currency Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net additional loss before income tax	1,369.0	1,157.0
Percentage increase in foreign currency				10.00%	10.00%
Operations Center in Argentina [Member] | Currency Risk [Member] | Derivatives [Member] | Forward Contract [member] | USD
Disclosure of risk management strategy related to hedge accounting [line items]
Future exchanges contract pending				$ 47.3		$ 12.9
Operations Center in Argentina [Member] | Interest Rate Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net additional loss before income tax	15.1	6.6
Operations Center in Argentina [Member] | Interest Rate Risk [Member] | Derivatives [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage change in interest rates				(10.00%)	(10.00%)
Financial investment					$ 391.0
Operations Center in Argentina [Member] | Credit Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of trade receivable by group				91.70%	91.70%	89.60%	89.60%
Operations Center in Argentina [Member] | Other Price Risk [Member] | 10% Decrease In Quoted Proces Of Equity Securities And In Derivative Financial Instruments Portfolio [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net additional loss before income tax	(31.0)	(24.0)
Operations Center in Israel [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
(Loss) / Profit for the year	6,913.0	3,329.0	$ 843.0
Operations Center in Israel [Member] | Currency Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net additional loss before income tax	718.0	(438.0)
Percentage increase in foreign currency				10.00%	10.00%
Operations Center in Israel [Member] | Currency Risk [Member] | Derivatives [Member] | Forward Contract [member] | USD
Disclosure of risk management strategy related to hedge accounting [line items]
Future exchanges contract pending				$ (7,180.0)		$ (4,376.0)
Operations Center in Israel [Member] | Currency Risk [Member] | Fixed Interest Rate [Member] | IDB Development Corporation Ltd [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of long term borrowing				0.961	0.961	0.966	0.966
Operations Center in Israel [Member] | 1% Increase Consumer Price Index [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
(Loss) / Profit for the year	(721.0)	(427.0)
Operations Center in Israel [Member] | 1% Decrease Consumer Price Index [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
(Loss) / Profit for the year	706.0	427.0
Operations Center in Israel [Member] | Other Price Risk [Member] | 10% Decrease In Quoted Proces Of Equity Securities And In Derivative Financial Instruments Portfolio [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net additional loss before income tax	$ 1,225.0	$ 856.0